Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2020

O1T-QTLY-1120
1.951057.107

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 17.2%
Entertainment - 3.2%
Activision Blizzard, Inc.	158,470	$12,828,147
Electronic Arts, Inc. (a)	60,600	7,902,846
NetEase, Inc.	254,900	4,576,593
Netflix, Inc. (a)	373,109	186,565,693
Nexon Co. Ltd.	28,300	705,909
Nintendo Co. Ltd.	2,800	1,586,736
Spotify Technology SA (a)	24,682	5,987,113
Take-Two Interactive Software, Inc. (a)	47,400	7,831,428
The Walt Disney Co.	108,672	13,484,022
		241,468,487
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	80,417	117,859,155
Class C (a)	85,910	126,253,336
Facebook, Inc. Class A (a)	2,734,054	716,048,734
Match Group, Inc. (a)	35,332	3,909,486
Pinterest, Inc. Class A (a)	50,296	2,087,787
Snap, Inc. Class A (a)	302,400	7,895,664
Tencent Holdings Ltd.	60,600	4,093,129
Twitter, Inc. (a)	17,500	778,750
Zillow Group, Inc. Class C (a)(b)	7,600	772,084
		979,698,125
Media - 0.2%
Charter Communications, Inc. Class A (a)	26,097	16,293,401
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	496,837	56,818,279

TOTAL COMMUNICATION SERVICES		1,294,278,292

CONSUMER DISCRETIONARY - 13.4%
Automobiles - 0.0%
BYD Co. Ltd. (H Shares)	108,000	1,741,632
Tesla, Inc. (a)	400	171,604
		1,913,236
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	23,654	29,418,716
Domino's Pizza, Inc.	8,100	3,444,768
DraftKings, Inc. Class A (a)(b)	80,800	4,754,272
Evolution Gaming Group AB (c)	74,225	4,929,630
McDonald's Corp.	99,972	21,942,854
Penn National Gaming, Inc. (a)	30,700	2,231,890
		66,722,130
Household Durables - 0.2%
Blu Investments LLC (d)(e)	21,093,998	6,539
D.R. Horton, Inc.	72,500	5,483,175
Garmin Ltd.	43,899	4,164,259
Lennar Corp. Class A	87,600	7,155,168
Sony Corp.	9,100	697,443
		17,506,584
Internet & Direct Marketing Retail - 9.9%
Alibaba Group Holding Ltd.	650,000	23,862,228
Alibaba Group Holding Ltd. sponsored ADR (a)	104,420	30,697,392
Amazon.com, Inc. (a)	206,877	651,399,816
Delivery Hero AG (a)(c)	4,666	536,780
eBay, Inc.	368,000	19,172,800
JD.com, Inc. Class A	190,900	7,350,646
Meituan Dianping Class B (a)	219,820	6,924,617
Pinduoduo, Inc. ADR (a)	26,800	1,987,220
		741,931,499
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	31,400	3,116,136
Multiline Retail - 0.3%
B&M European Value Retail SA	517,200	3,301,475
Dollar General Corp.	100,800	21,129,696
Target Corp.	5,000	787,100
		25,218,271
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc.	71,000	1,063,580
Best Buy Co., Inc.	19,400	2,159,026
Carvana Co. Class A (a)	3,500	780,710
Cazoo Holdings Ltd. (d)(e)	33,832	463,836
Lowe's Companies, Inc.	27,600	4,577,736
O'Reilly Automotive, Inc. (a)	14,600	6,731,768
The Home Depot, Inc.	225,255	62,555,566
Vroom, Inc. (b)	60,200	3,117,156
		81,449,378
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	57,090	18,480,801
China Hongxing Sports Ltd. (a)(e)	22,200	922
Deckers Outdoor Corp. (a)	29,984	6,596,780
Kering SA	971	646,184
lululemon athletica, Inc. (a)	26,034	8,574,819
NIKE, Inc. Class B	292,643	36,738,402
		71,037,908

TOTAL CONSUMER DISCRETIONARY		1,008,895,142

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	1,500	1,325,040
Constellation Brands, Inc. Class A (sub. vtg.)	4,300	814,893
Keurig Dr. Pepper, Inc.	79,689	2,199,416
Monster Beverage Corp. (a)	63,200	5,068,640
PepsiCo, Inc.	167,600	23,229,360
The Coca-Cola Co.	197,850	9,767,855
		42,405,204
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	88,936	3,097,114
Costco Wholesale Corp.	210,437	74,705,135
Walmart, Inc.	168,400	23,560,844
		101,363,093
Household Products - 0.0%
Kimberly-Clark Corp.	16,000	2,362,560
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	277,052	60,466,599
L'Oreal SA	12,803	4,166,469
L'Oreal SA	13,125	4,271,257
		68,904,325

TOTAL CONSUMER STAPLES		215,035,182

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc.	59,128	726,092
Hess Corp.	52,168	2,135,236
Noble Energy, Inc.	161,400	1,379,970
Reliance Industries Ltd.	984,125	29,931,651
Tamarack Valley Energy Ltd. (a)	1,313,749	710,375
		34,883,324
FINANCIALS - 7.2%
Banks - 1.7%
Bank of America Corp.	3,419,462	82,374,840
JPMorgan Chase & Co.	385,824	37,143,276
Kotak Mahindra Bank Ltd. (a)	257,187	4,453,247
M&T Bank Corp.	15,100	1,390,559
The Toronto-Dominion Bank	12,600	583,373
		125,945,295
Capital Markets - 0.7%
BlackRock, Inc. Class A	45,100	25,416,105
MarketAxess Holdings, Inc.	4,900	2,359,791
Moody's Corp.	58,710	17,017,094
MSCI, Inc.	14,911	5,319,947
S&P Global, Inc.	16,200	5,841,720
		55,954,657
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class A (a)	1,022	327,041,022
Insurance - 0.4%
Admiral Group PLC	326,974	11,016,094
Direct Line Insurance Group PLC	194,700	676,817
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,500	3,091,923
Intact Financial Corp.	4,400	471,144
Progressive Corp.	115,200	10,905,984
		26,161,962
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	115,700	2,305,901

TOTAL FINANCIALS		537,408,837

HEALTH CARE - 12.5%
Biotechnology - 3.1%
23andMe, Inc. (a)(d)(e)	9,536	99,651
AbbVie, Inc.	319,329	27,970,027
Acceleron Pharma, Inc. (a)	20,622	2,320,594
Allovir, Inc. (a)	16,900	464,750
Alnylam Pharmaceuticals, Inc. (a)	24,400	3,552,640
Amgen, Inc.	9,100	2,312,856
Arcus Biosciences, Inc. (a)	32,200	551,908
Argenx SE ADR (a)	12,834	3,369,182
Ascendis Pharma A/S sponsored ADR (a)	4,800	740,736
BeiGene Ltd. ADR (a)	14,500	4,153,380
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,900	643,599
Blueprint Medicines Corp. (a)	3,300	305,910
CSL Ltd.	1,900	392,477
Denali Therapeutics, Inc. (a)	4,300	154,069
Exelixis, Inc. (a)	16,629	406,579
Genmab A/S (a)	7,400	2,680,357
Idorsia Ltd. (a)	186,287	5,003,790
Innovent Biologics, Inc. (a)(c)	694,324	5,177,710
Kymera Therapeutics, Inc. (a)	12,100	390,951
Mirati Therapeutics, Inc. (a)	13,200	2,191,860
Morphosys AG (a)	12,499	1,587,810
Neurocrine Biosciences, Inc. (a)	10,100	971,216
Regeneron Pharmaceuticals, Inc. (a)	97,781	54,735,848
Relay Therapeutics, Inc. (a)	30,100	1,281,959
Sarepta Therapeutics, Inc. (a)	15,800	2,218,794
Seattle Genetics, Inc. (a)	40,100	7,847,169
Turning Point Therapeutics, Inc.(a)	33,637	2,938,528
Vertex Pharmaceuticals, Inc. (a)	333,568	90,770,524
Zai Lab Ltd. (a)	42,000	3,494,627
Zai Lab Ltd. ADR (a)	27,690	2,302,977
		231,032,478
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	167,713	18,252,206
Baxter International, Inc.	133,849	10,764,137
Danaher Corp.	379,235	81,660,673
DexCom, Inc. (a)	148,689	61,294,066
Edwards Lifesciences Corp. (a)	293,708	23,443,773
Hologic, Inc. (a)	95,900	6,374,473
Intuitive Surgical, Inc. (a)	36,250	25,720,825
Masimo Corp. (a)	19,977	4,715,771
ResMed, Inc.	19,520	3,346,314
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	268,000	2,860,483
West Pharmaceutical Services, Inc.	5,700	1,566,930
		239,999,651
Health Care Providers & Services - 1.6%
Guardant Health, Inc. (a)	7,900	883,062
Humana, Inc.	31,500	13,037,535
Patterson Companies, Inc.	97,807	2,357,638
UnitedHealth Group, Inc.	347,378	108,302,039
		124,580,274
Health Care Technology - 0.5%
GoodRx Holdings, Inc.	26,200	1,456,720
Veeva Systems, Inc. Class A (a)	120,318	33,832,218
		35,288,938
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	26,027	3,245,046
Adaptive Biotechnologies Corp. (a)	20,700	1,006,641
Bio-Rad Laboratories, Inc. Class A (a)	21,975	11,327,234
Eurofins Scientific SA (a)	4,768	3,775,649
Illumina, Inc. (a)	2,100	649,068
IQVIA Holdings, Inc. (a)	28,600	4,508,218
Mettler-Toledo International, Inc. (a)	30,856	29,799,182
Thermo Fisher Scientific, Inc.	115,060	50,801,291
WuXi AppTec Co. Ltd. (H Shares) (c)	246,000	3,557,349
		108,669,678
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	727,409	39,862,013
Bristol-Myers Squibb Co.	392,240	23,648,150
Eli Lilly & Co.	315,452	46,693,205
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	920,563	4,499,379
Horizon Therapeutics PLC (a)	226,419	17,588,228
Jazz Pharmaceuticals PLC (a)	45,200	6,445,068
Johnson & Johnson	10,400	1,548,352
Merck & Co., Inc.	302,949	25,129,620
MyoKardia, Inc. (a)	11,400	1,554,162
Pacira Biosciences, Inc. (a)	4,600	276,552
Royalty Pharma PLC	116,000	4,880,120
UCB SA	41,700	4,742,443
Zoetis, Inc. Class A	150,775	24,933,662
		201,800,954

TOTAL HEALTH CARE		941,371,973

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	44,000	16,864,320
Northrop Grumman Corp.	53,350	16,831,392
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	18,191	4,911,570
Class C (a)(d)(e)	783	211,410
		38,818,692
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	16,400	1,675,916
United Parcel Service, Inc. Class B	145,700	24,277,991
		25,953,907
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	152,219	13,169,988
The AZEK Co., Inc.	55,643	1,936,933
Toto Ltd.	194,220	8,949,522
Trane Technologies PLC	17,562	2,129,393
		26,185,836
Commercial Services & Supplies - 0.3%
Cintas Corp.	59,644	19,851,313
Clean TeQ Holdings Ltd. (a)	44,093	9,126
TulCo LLC (a)(d)(e)(f)	7,549	4,691,477
		24,551,916
Electrical Equipment - 0.4%
Acuity Brands, Inc.	18,300	1,873,005
Vestas Wind Systems A/S	184,203	29,879,067
		31,752,072
Industrial Conglomerates - 0.0%
General Electric Co.	355,796	2,216,609
Machinery - 0.3%
Deere & Co.	25,400	5,629,402
Fortive Corp.	73,707	5,617,210
Illinois Tool Works, Inc.	11,500	2,221,915
Otis Worldwide Corp.	12,100	755,282
PACCAR, Inc.	67,181	5,729,196
		19,953,005
Professional Services - 0.7%
Clarivate Analytics PLC (a)	707,508	21,925,673
CoStar Group, Inc. (a)	22,282	18,906,500
Equifax, Inc.	4,300	674,670
Experian PLC	194,031	7,290,594
FTI Consulting, Inc. (a)	55,254	5,855,266
Verisk Analytics, Inc.	5,900	1,093,329
		55,746,032
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	47,400	14,418,813
Uber Technologies, Inc. (a)	21,700	791,616
Union Pacific Corp.	70,700	13,918,709
		29,129,138
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	4,000	117,680
Fastenal Co.	16,100	725,949
		843,629

TOTAL INDUSTRIALS		255,150,836

INFORMATION TECHNOLOGY - 35.7%
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	794,406	86,010,338
Samsung SDI Co. Ltd.	8,800	3,271,333
		89,281,671
IT Services - 8.8%
Accenture PLC Class A	203,629	46,018,118
Adyen BV (a)(c)	16,009	29,528,348
ASAC II LP (a)(d)(e)	2,013,117	338,204
Edenred SA	13,809	621,710
EPAM Systems, Inc. (a)	6,487	2,097,117
MasterCard, Inc. Class A	601,037	203,252,682
MongoDB, Inc. Class A (a)(b)	123,564	28,606,302
Okta, Inc. (a)	214,410	45,851,579
PayPal Holdings, Inc. (a)	437,526	86,205,748
Shopify, Inc. Class A (a)	63,988	65,436,386
Snowflake Computing, Inc. (b)	21,900	5,496,900
Snowflake Computing, Inc. Class B	4,983	1,125,660
Square, Inc. (a)	61,700	10,029,335
Twilio, Inc. Class A (a)	52,800	13,046,352
Visa, Inc. Class A	627,047	125,390,589
		663,045,030
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	629,353	51,600,652
Analog Devices, Inc.	32,600	3,805,724
ASML Holding NV	19,247	7,107,340
Enphase Energy, Inc. (a)	80,326	6,634,124
KLA-Tencor Corp.	11,600	2,247,384
Lam Research Corp.	55,451	18,395,869
Lattice Semiconductor Corp. (a)	138,865	4,021,530
Marvell Technology Group Ltd.	180,000	7,146,000
NVIDIA Corp.	287,240	155,460,033
NXP Semiconductors NV	78,853	9,841,643
Qorvo, Inc. (a)	60,700	7,830,907
Qualcomm, Inc.	832,737	97,996,490
Semtech Corp. (a)	58,237	3,084,232
Skyworks Solutions, Inc.	32,300	4,699,650
SolarEdge Technologies, Inc. (a)	17,930	4,273,616
Synaptics, Inc. (a)	123,692	9,947,311
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	69,200	5,610,044
Texas Instruments, Inc.	14,800	2,113,292
		401,815,841
Software - 19.7%
Adobe, Inc. (a)	682,862	334,896,011
Agora, Inc. ADR (a)(b)	10,100	434,098
ANSYS, Inc. (a)	2,300	752,629
Atlassian Corp. PLC (a)	211,494	38,447,494
Cadence Design Systems, Inc. (a)	22,300	2,377,849
Ceridian HCM Holding, Inc. (a)	35,200	2,909,280
Cloudflare, Inc. (a)	320,855	13,174,306
Coupa Software, Inc. (a)	73,506	20,158,285
Crowdstrike Holdings, Inc. (a)	20,200	2,773,864
Datadog, Inc. Class A (a)	69,739	7,124,536
Dropbox, Inc. Class A (a)	315,466	6,075,875
Duck Creek Technologies, Inc. (a)(b)	8,000	363,440
Dynatrace, Inc. (a)	224,000	9,188,480
Epic Games, Inc. (d)(e)	7,100	4,082,500
Everbridge, Inc. (a)(b)	8,700	1,093,851
Fortinet, Inc. (a)	39,900	4,700,619
Intuit, Inc.	116,990	38,163,308
JFrog Ltd. (b)	10,000	846,500
Microsoft Corp.	2,230,949	469,235,503
Netcompany Group A/S (a)(c)	7,522	623,684
RingCentral, Inc. (a)	24,831	6,818,841
Salesforce.com, Inc. (a)	1,887,326	474,322,770
ServiceNow, Inc. (a)	46,939	22,765,415
Slack Technologies, Inc. Class A (a)(b)	234,994	6,311,939
SurveyMonkey (a)	184,080	4,070,009
Tanium, Inc. Class B (a)(d)(e)	408,212	4,651,657
Unity Software, Inc.	22,800	1,989,984
Xero Ltd. (a)	23,900	1,743,388
Zoom Video Communications, Inc. Class A (a)	2,800	1,316,308
		1,481,412,423
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	327,300	37,904,613
Dell Technologies, Inc. (a)	15,300	1,035,657
Samsung Electronics Co. Ltd.	111,000	5,539,863
		44,480,133

TOTAL INFORMATION TECHNOLOGY		2,680,035,098

MATERIALS - 3.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	51,774	15,421,404
FMC Corp.	7,584	803,221
Growmax Resources Corp. (a)(c)(e)	4,800	198
Sherwin-Williams Co.	86,078	59,973,986
Westlake Chemical Corp.	11,200	708,064
		76,906,873
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	63,536	2,336,219
WestRock Co.	19,657	682,884
		3,019,103
Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (Canada)	57,400	4,573,291
B2Gold Corp.	1,646,929	10,723,499
Barrick Gold Corp.	102,791	2,889,455
Barrick Gold Corp. (Canada)	1,587,966	44,602,102
Franco-Nevada Corp.	297,517	41,574,848
Freeport-McMoRan, Inc.	529,900	8,287,636
Ivanhoe Mines Ltd. (a)	3,314,587	12,048,065
Lundin Gold, Inc. (a)	144,564	1,313,675
Newcrest Mining Ltd.	101,333	2,297,820
Newmont Corp.	270,204	17,144,444
Northern Star Resources Ltd.	77,800	770,924
Novagold Resources, Inc. (a)	461,834	5,500,873
		151,726,632

TOTAL MATERIALS		231,652,608

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	37,600	6,016,000
American Tower Corp.	148,262	35,839,373
Equity Commonwealth	103,350	2,752,211
Prologis (REIT), Inc.	66,179	6,658,931
		51,266,515
Real Estate Management & Development - 0.0%
FirstService Corp.	2,600	342,914
WeWork Companies, Inc. Class A (a)(d)(e)	3,404	24,134
		367,048

TOTAL REAL ESTATE		51,633,563

UTILITIES - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	59,522	733,457
NextEra Energy, Inc.	23,351	6,481,304
PG&E Corp. (a)	1,093,300	10,266,087
		17,480,848
TOTAL COMMON STOCKS
(Cost $2,737,709,621)		7,267,825,703

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	35,238	3,208,068
Series E (a)(d)(e)	16,112	1,466,836
		4,674,904
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (d)(e)	10,839	2,487,887
Specialty Retail - 0.0%
Fanatics, Inc. Series E (d)(e)	95,908	1,658,249
TOTAL CONSUMER DISCRETIONARY		8,821,040
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	9,254	3,133,867
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	46,180	482,581
Series F (a)(d)(e)	200,299	2,093,125
		2,575,706
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	480,971	2,187,676
TOTAL HEALTH CARE		4,763,382
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	9,844,200
Series H (a)(d)(e)	7,256	1,959,120
Series N (d)(e)	24,552	6,629,040
		18,432,360
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Delphix Corp. Series D (a)(d)(e)	232,855	1,182,903
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	19
Series C (a)(d)(e)	17,554	0
Series ED (d)(e)	469,823	1,658,475
		2,841,397
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	2,462,768
Series F (a)(d)(e)	16,235	115,106
		2,577,874

TOTAL CONVERTIBLE PREFERRED STOCKS		40,569,920

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	1,104	15,138
Series B (d)(e)	19,337	265,110
Series C (d)(e)	393	5,388
Series D (d)(e)	69,079	947,071
		1,232,707
TOTAL PREFERRED STOCKS
(Cost $78,022,086)		41,802,627
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. 10% 6/30/22 (Cost $4,756,362)(e)	4,756,362	7,134,543
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.10% (g)	306,324,060	306,385,324
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	32,327,420	32,330,653
TOTAL MONEY MARKET FUNDS
(Cost $338,715,552)		338,715,977
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $3,159,203,621)		7,655,478,850
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(146,019,459)
NET ASSETS - 100%		$7,509,459,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,713,561 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,283,606 or 0.8% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
ASAC II LP	10/10/13	$155,030
Blu Investments LLC	5/21/20	$36,484
Cazoo Holdings Ltd.	9/30/20	$463,836
Cazoo Holdings Ltd. Series A	9/30/20	$15,136
Cazoo Holdings Ltd. Series B	9/30/20	$265,110
Cazoo Holdings Ltd. Series C	9/30/20	$5,388
Cazoo Holdings Ltd. Series D	9/30/20	$947,071
Delphix Corp. Series D	7/10/15	$2,095,695
Doordash, Inc. Series H	6/17/20	$2,487,887
Epic Games, Inc.	7/13/20 - 7/30/20	$4,082,500
Fanatics, Inc. Series E	8/13/20	$1,658,249
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series ED	10/6/17	$12,685,221
Mulberry Health, Inc. Series A-8	1/20/16	$3,248,839
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Space Exploration Technologies Corp. Series N	8/4/20	$6,629,040
Tanium, Inc. Class B	4/21/17 - 9/18/20	$3,439,433
TulCo LLC	8/24/17 - 12/14/17	$2,557,607
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$505,466
Fidelity Securities Lending Cash Central Fund	28,839
Total	$534,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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